Stockholders' deficit and stock-based compensation (Details) - Schedule of option award activity for employees - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of option award activity for employees [Abstract]
Number of options outstanding, beginning balance	18,044,059	14,469,493
Weighted- average exercise price per share, beginning balance	$ 2.03	$ 0.93
Weighted- average remaining contractual life (years), beginning balance		8 years 2 months 12 days
Aggregate intrinsic value, beginning balance	$ 108,589,869	$ 30,880,726
Number of options outstanding, Options granted	1,370,700	4,186,892	4,383,239	5,636,140
Weighted- average exercise price per share, Options granted	$ 7.77	$ 3.35	$ 1.05	$ 0.96
Number of options outstanding, Options exercised	(316,604)	(509,918)	(213,490)	(68,903)
Weighted- average exercise price per share, Options exercised	$ 0.66	$ 1.70	$ 0.49	$ 0.33
Number of options outstanding, Options forfeited	(66,827)	(102,408)
Weighted- average exercise price per share, Options forfeited	$ 2.41	$ 1.76	$ 0.97	$ 0.66
Number of options outstanding, Options expired
Weighted- average exercise price per share, Options expired
Number of options outstanding, ending balance	19,031,328	18,044,059	14,469,493
Weighted- average exercise price per share, ending balance	$ 2.88	$ 2.03	$ 0.93
Weighted- average remaining contractual life (years), ending balance	8 years 3 months 18 days	8 years 4 months 24 days
Aggregate intrinsic value, ending balance	$ 124,350,693	$ 108,589,869	$ 30,880,726
Number of options outstanding, Options vested and exercisable, beginning balance	3,486,657	1,947,361	4,208,556
Weighted- average exercise price per share, Options vested and exercisable, beginning balance	$ 1.39	$ 0.63	$ 0.55
Weighted- average remaining contractual life (years), Options vested and exercisable, beginning balance		7 years
Aggregate intrinsic value, Options vested and exercisable, beginning balance	$ 21,218,494	$ 4,734,286	$ 3,180,418
Number of options outstanding, Options vested and exercisable, ending balance	3,422,783	3,486,657	1,947,361	4,208,556
Weighted- average exercise price per share, Options vested and exercisable, ending balance	$ 1.46	$ 1.39	$ 0.63	$ 0.55
Weighted- average remaining contractual life (years), Options vested and exercisable, ending balance	7 years 8 months 12 days	7 years 10 months 24 days
Aggregate intrinsic value, Options vested and exercisable, ending balance	$ 23,970,041	$ 21,218,494	$ 4,734,286	$ 3,180,418